Sales revenue from contracts with customers - National and foreign sales (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 71,488,512	$ 68,603,872	$ 55,954,228
Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment	32,519,831	29,187,067	26,006,139
Recognition of price differential	1,785,277	3,835,533	2,229,953
Revenue	34,305,108	33,022,600	28,236,092
Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	37,183,404	35,581,272	27,718,136
Med-distillates [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	13,541,756	11,586,192	9,590,326
Gasoline and turbo fuel [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	9,373,030	7,952,852	6,990,187
Gasoline and turbo fuel [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	1,085,392	1,782,194	1,223,994
Services [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from rendering of services	309,353	239,410	283,799
Transport Service [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	3,829,102	3,531,404	3,589,553
Natural Gas [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	2,305,543	1,885,846	1,815,754
Natural Gas [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	27,255	27,899	32,303
Plastic and rubber [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	760,301	822,367	833,982
Plastic and rubber [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	1,200,668	1,268,582	1,169,101
Asphalts [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	544,200	335,426	275,803
L.P.G. and propane [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	372,916	574,639	509,619
L.P.G. and propane [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	13,591	20,212	15,631
Other products [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	507,336	489,507	280,226
Other products [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	456,948	350,811	441,124
Cash flow hedging - Reclassification to profit or loss [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	(386,773)	128,404	160,772
Crude Oil [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	356,857	550,479	909,871
Crude Oil [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	28,523,596	26,898,737	21,479,063
Diesel [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	4,391,798	3,050,839	1,213,740
Fuel oil [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	97,907	509,482	354,058
Fuel oil [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	1,870,929	2,053,594	1,982,408
Aromatics | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	228,552	282,545	217,418
Polyethylene [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	190,133	270,887	167,348
Other Income Gas Contracts [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	102,845	$ 156,031	$ 188,195
Revenue from rendering of services	$ 102,845